Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2012
Gross Amount of Machinery and Equipment and the Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Machinery and equipment	¥6,577	8,406
Less accumulated depreciation	4,640	4,841

	¥1,937	3,565

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2012 is as follows:

Year ending March 31	Yen (Millions)
2013	¥1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19

Total minimum lease income	¥3,821